Goodwill and Other Intangible Assets - Goodwill (Details) $ in Millions	6 Months Ended
Dec. 31, 2021 USD ($)
Goodwill [Roll Forward]
Balance, beginning of period	$ 0
Acquisitions	97
Accumulated impairments	0
Balance, end of period	$ 97